Organization (Details) - Schedule of Consolidated VIEs and Cash Flow Disclosures - VIE [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,916)	$ (1,392)
Depreciation and amortization	479	102
Changes in operating assets and liabilities	7,489	(343)
Net cash used in operating activities	(1,948)	(1,633)
Purchases of property and equipment	(66)
Net cash used in investing activities	(66)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders	1,487	3,547
Proceeds from short-term and other borrowings	155	200
Repayments of short-term and other borrowings	(218)	(527)
Proceeds from long-term and other borrowings	112
Repayments of long-term and other borrowings	(2)	(111)
Net cash generated from financing activities	1,534	3,109
Net increase (decrease) in cash and cash equivalents and restricted cash	(480)	1,476
Cash and cash equivalents and restricted cash at beginning of year	1,597	121
Cash and cash equivalents and restricted cash at end of year	$ 1,117	$ 1,597